UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lucas Capital Management LLC
Address:    2 Bridge Ave.
                  Red Bank NJ 07701

Form 13F File Number:  028-11284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Julie Gouveia
Title:         Chief Compliance Officer
Telephone: 732-758-1004

Signature, Place and Date of Signing:

Julie Gouveia     Red Bank NJ 07704  April 29, 2011

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:   115

Form 13F Information Table Value Total:  313,182


Lucas Capital Management LLC				03/31/2011

Name of Issuer			Title of	CUSIP No.	Market	Shares	Sh/	Investment Discretion	Voting Authority
				Class				Value 		Other	Sole	Shared	None	Sole	Shared	None
								*1000

Advanced Micro Devices		Com		007903107	129	15000	Sh	15000			15000
Alliance Bernstein Global Hi IncCom		01879R106	360	24170	Sh	24170			24170
Alliance Bernstein Income Fd	Com		01881E101	94	12196	Sh	12196			12196
Apache Corp			Com		037411105	1270	9700	Sh	9700			9700
Apple Computer Inc		Com		037833100	3933	11284	Sh	11284			11284
ASA Ltd				Com		G3156P103	278	3489	Sh	3489			3489
ATT				Com		00206R102	3487	113911	Sh	113911			113911
B & G Foods Inc.		Com		05508R205	559	29808	Sh	29808			29808
Bankamerica Corp		Com		060505104	242	18178	Sh	18178			18178
Barrick Gold			Com		067901108	380	7316	Sh	7316			7316
Baytex Energy Tr		Tr Un		073176109	581	9950	Sh	9950			9950
Berkshire Hathaway Inc		Com		084670207	431	5150	Sh	5150			5150
BHP Billiton Ltd		Com		088606108	15328	159867	Sh	159867			159867
Blackrock Strategic Muni	Com		09248T109	118	10000	Sh	10000			10000
BP Amoco PLC			Com		055622104	5120	116005	Sh	116005			116005
Bristol Myers Squibb Co		Com		110122108	2138	80898	Sh	80898			80898
Canadian Natural Res Ltd	Com		136385101	17520	354440	Sh	354440			354440
Canadian Pacific Railway	Com		13645T100	251	3900	Sh	3900			3900
Caterpillar Inc			Com		149123101	2051	18415	Sh	18415			18415
Celgene Corp			Com		151020104	230	4000	Sh	4000			4000
Cenovus Energy Inc		Com		15135U109	3158	80200	Sh	80200			80200
Chesapeake Energy Corp		Com		165167107	14252	425165	Sh	425165			425165
Chevrontexaco Corp		Com		166764100	5436	50568	Sh	50568			50568
Chicago Bridge & Iron Co	Com		167250109	539	13250	Sh	13250			13250
China Fund Inc			Com		169373107	1003	31866	Sh	31866			31866
Cisco Systems Inc		Com		17275R102	193	11275	Sh	11275			11275
Citigroup Inc			Com		172967101	1579	357180	Sh	357180			357180
Corning Inc			Com		219350105	167	8100	Sh	8100			8100
Deere & Co			Com		244199105	235	2426	Sh	2426			2426
DNP Select Inc Fd		Com		23325P104	120	12671	Sh	12671			12671
DorchesterMinerals		Com		25820R105	17461	597146	Sh	597146			597146
Dun & Bradstreet Corp		Com		26483E100	369	4600	Sh	4600			4600
Eagle Bancorp Inc.		Com		268948106	269	19137	Sh	19137			19137
Eagle Rock Energy Partners LP	Units		26985R104	2897	282672	Units	282672			282672
EI DuPont De Nemours & Co.	Com		263534109	1212	22051	Sh	22051			22051
Enbridge Energy Partners LP	Units		29250R106	229	3550	Units	3550			3550
Encore Energy Prtrs LP		Units		29257A106	1786	76070	Units   76070			76070
Energy Transfer Equity LP	Units		29273V100	1514	33650	Units	33650			33650
Energy Transfer Partners LP	Units		29273R109	8541	165015	Units	165015			165015
Enerplus Res Fd			Units		29274D604	6890	217618	Units  	217618			217618
Exxon Mobil Corp		Com		30231G102	15740	187093	Sh	187093			187093
Freeport McMoran Copper & G	Com		35671D857	1890	34030	Sh	34030			34030
Gartner Group Inc.		Com		366651107	313	7500	Sh	7500			7500
General Electric Co		Com		369604103	1058	52756	Sh	52756			52756
Genesis Energy			Units 		371927104	725	25600	Units	25600			25600
Globecomm Systems Inc		cOM		380956409	806	16179	Sh	16179			16179
Google Inc Cl A			Com		38259P508	258	440	Sh	440			440
Greater China Fund Inc		Com		39167B102	380	30083	Sh	30083			30083
Hecla Mining Co			Com		422704106	92	10087	Sh	10087			10087
Hess Corp			Com		42809H107	213	2497	Sh	2497			2497
Hovnanian Enterprises Inc	Com		442487203	208	58791	Sh	58791			58791
IBM Corp			Com		459200101	4179	25625	Sh	25625			25625
India Fund			Com		454089103	1965	59650	Sh	59650			59650
Invesco Van Kampen Tr		Com		46131T101	273	20025	Sh	20025			20025
Ishares Silver Tr		Com		46428Q109	4410	119930	Units  	119930			119930
Ishares US Medical Dev		DJ Med Dev	464288810	1154	17960	Sh	17960			17960
Ishares S&P No Amer Tech	Com		464287549	315	5000	Sh	5000			5000
Ishares Tr MSCI			Com		464287465	576	9595	Sh	9595			9595
Johnson & Johnson Inc		Com		478160104	3777	63749	Sh	63749			63749
JP Morgan & Co Inc		Com		46625H100	451	9777	Sh	9777			9777
Leapfrog Ent-A			Com		52186N106	43	10000	Sh	10000			10000
Legacy Reserves LP		Units LP	'524707304	1791	57150	Units  	57150			57150
Magellan Midstream Prtrs LP	Units LP	559080106	3206	53550	Com	53550			53550
Magnum Hunter Resources Corp	Com		55973B201	1157	45200	Sh	45200			45200
Marine Petroleum Tr		UBI		568423107	722	31394	Units  	31394			31394
Market Vectors ETF Coal		Com		57060U837	203	4000	Sh	4000			4000
Market Vectors ETF Gold		G Mnr ETF	57060U100	962	16000	Sh	16000			16000
Medco Health Solutions Inc	Com		58405U102	412	7334	Sh	7334			7334
Merck & Co Inc			Com		589331107	338	10249	Sh	10249			10249
Mesa Royalty Tr			UBI		590660106	303	6100	Units  	6100			6100
MFS Multimarket Inc		Com		552737108	191	28448	Sh	28448			28448
Mosaic Inc			Com		61945A107	219	2775	Sh	2775			2775
Natural Resource Partners	Units LP	63900P103	530	15125	Units	15125			15125
Neuberger Berman Inc		Com		64190A103	55	13209	Sh	13209			13209
Noble Energy Corp		Com		655044105	6408	66300	Sh	66300			66300
Nordic American Tanker Shipping	Com		G65773106	201	8075	Sh	8075			8075
North European Oil Rylty Tr	SBI		659310106	16337	538460	Units  	538460			538460
Nustar Energy LP		Units LP	67058H102	1326	19535	Com	19535			19535
Occidental Petroleum Corp	Com		674599105	17105	163700	Sh	163700			163700
Oneok Partners LP		Units		68268N103	494	6000	Units	6000			6000
Oracle Systems Corp		Com		68389X105	2143	64109	Sh	64109			64109
Orbcomm Inc			Com		68555P100	135	41000	Sh	41000			41000
Petroleo Brasileiro SA		ADR		71654V408	2411	59625	Sh	59625			59625
Pfizer Inc			Com		717081103	252	12427	Sh	12427			12427
Philip Morris Inc		Com		718172109	328	4997	Sh	4997			4997
Pimco Corp			Com		72201B101	368	17700	Sh	17700			17700
Plains All American Pipeline LP	Units		726503105	4691	73600	Units	73600			73600
Plains Exploration		Com		726505100	6595	182034	Sh	182034			182034
Peerless Manufacturing Co	Com		69345P103	484	22700	Sh	22700			22700
PNC Financial Inc		Com		693475105	346	5500	Sh	5500			5500
Potash Corp of Saskatch Inc	Com		73755L107	496	8410	Sh	8410			8410
Proctor & Gamble Co		Com		742718109	688	11273	Sh	11273			11273
Proshares Tr Ultra Short 20+ 	Com		74347R297	3093	82625	Sh	82625			82625
Qualcomm Inc			Com		747525103	1388	25315	Sh	25315			25315
Royal Bank of Scotland		Com		780097788	198	10440	Sh	10440			10440
Royal Dutch Shell ADR		ADR		780259206	16279	222265	Sh	222265			222265
Sabine Royalty Tr		UBI		785688102	8886	146509	Units  	146509			146509
Sandridge Energy Inc		Com		8007P307	625	48800	Sh	48800			48800
Sasol Ltd Spon ADR		ADR		803866300	349	6030	Sh	6030			6030
Shaw Group Inc			Com		820280105	552	15600	Sh	15600			15600
Silver Standard Res Inc		Com		82823L106	276	8800	Sh	8800			8800
Sims Group Ltd Spon		ADR		829160100	1259	69417	Sh	69417			69417
Sirius Satellite Radio Inc	Com		82967N108	29	17760	Sh	17760			17760
SPDR Gold Tr			Units Tr	78463V107	4567	32651	Sh	32651			32651
Star Scientific Inc		Com		85517P101	141	31000	Sh	31000			31000
Suncor Energy			Com		867224107	19855	442800	Sh	442800			442800
Talisman Energy			Com		87425E103	5574	225650	Sh	225650			225650
Total SA ADR			ADR		89151E109	3189	52300	Sh	52300			52300
Transatlantic Petroleum Ltd	Com		G89982105	1395	450000	Sh	450000			450000
Ultra Petroleum Corp		Com		903914109	3337	67763	Sh	67763			67763
Unilever PLC ADR		ADR		904767704	481	15725	Sh	15725			15725
Verizon Communications Inc	Com		92343V104	359	9305	Sh	9305			9305
Xoma Ltd			Com		G9825R206	28	10000	Sh	10000			10000
YPF SA SP			Com		984245100	8748	196400	Sh	196400			196400

								313182
